Average Annual Total Returns	12 Months Ended	26 Months Ended				39 Months Ended
	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	3.26%	[1]	4.76%	[2]	(2.19%)	[3]
Morningstar LSTA Performing Loan Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	9.15%	10.89%	[1]
ICE BofA US High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.20%			11.00%	[2]
Bloomberg Short-Term Government/Corporate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.00%					3.40%	[4]
T. Rowe Price Floating Rate ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.94%	9.65%
Performance Inception Date		Nov. 16, 2022
T. Rowe Price Floating Rate ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.36%	6.20%
T. Rowe Price Floating Rate ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.21%	5.88%
T. Rowe Price Total Return ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.30%					(2.67%)
Performance Inception Date						Sep. 28, 2021
T. Rowe Price Total Return ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.13%					(4.34%)
T. Rowe Price Total Return ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.35%					(2.71%)
T. Rowe Price U.S. High Yield ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.63%			10.16%
Performance Inception Date				Oct. 25, 2022
T. Rowe Price U.S. High Yield ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.42%			6.62%
T. Rowe Price U.S. High Yield ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.03%			6.22%
T. Rowe Price Ultra Short-Term Bond ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.36%					3.74%
Performance Inception Date						Sep. 28, 2021
T. Rowe Price Ultra Short-Term Bond ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.06%					2.11%
T. Rowe Price Ultra Short-Term Bond ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.74%					2.17%

[1]	Return since 11/16/22.
[2]	Return since 10/25/22.
[3]	Return since 9/28/21.
[4]	Return since 9/28/21.